Investment and other income - Detailed Information about Investment and Other Income (Parenthetical) (Detail) - 12 months ended Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Mark to market gain loss	₨ 10,406	$ 150